GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
GEOGRAPHIC INFORMATION
NOTE 15:	GEOGRAPHIC INFORMATION

a.
The Company operates in a single reportable segment as a provider of software solutions. See Note 1 for a brief description of the Company's business. The data below is presented in accordance with ASC 280, "Segment Reporting".

b.	Geographic information:

The following table sets forth revenues by country based on the billing address of the customer. Other than as shown below, no other country accounted for more than 10% of the Company's revenues during the years ended December 31, 2014, 2015 and 2016.

		Year ended December 31,
		2014	2015	2016
1.	Revenues:

	North America*	$49,585	$61,332	$74,455
	United Kingdom	34,961	42,580	46,892
	Rest of Europe	28,351	32,897	35,535
	Israel	28,821	28,315	29,085
	Asia Pacific	15,732	20,512	30,223

		$157,450	$185,636	$216,190

* Revenue amounts for North America that are shown in the above table consist primarily of revenues from the United States, except for approximately $558, $471 and $854 of revenues derived from Canada in the years ended December 31, 2014, 2015 and 2016, respectively.

		December 31,
		2015	2016
2.	Property and equipment:

	Israel	$4,224	$5,987
	North America	147	2,136
	Others	1,304	1,684

		$5,675	$9,807

c.	Major customer data:

The following table sets forth revenues from major customers during the years ended December 31, 2014, 2015 and 2016.

	Year ended December 31,
	2014	2015	2016

Customer A	11%	12%	14%